Exploration and evaluation assets	12 Months Ended
Dec. 31, 2022
Exploration And Evaluation Assets
Exploration and evaluation assets

7.	Exploration and evaluation assets

	Tuligtic	Other Property	Total
Exploration and evaluation assets	$	$	$
Acquisition costs:

Opening balance - (December 31, 2021)	11,211,756	1	11,211,757
Additions	96,965	-	96,965
Deductions	-	(1)	(1)
Closing balance - (December 31, 2022)	11,308,721	-	11,308,721
Deferred exploration costs:
Opening balance - (December 31, 2021)	50,219,882	-	50,219,882
Costs incurred during the year
Professional/technical fees	143,075	-	143,075
Claim maintenance/lease costs	169,651	-	169,651
Geochemical, metallurgy	3,929	-	3,929
Travel and accommodation	155,195	-	155,195
Geology, geophysics and exploration	307,712	-	307,712
Supplies and miscellaneous	310,804	-	310,804
Environmental and permit	640,541	-	640,541
Value-added tax (Note 4)	251,775		251,775
Refund - Value-added tax	(396,209)	-	(396,209)
Total deferred exploration costs during the year	1,586,473	-	1,586,473
Closing balance - (December 31, 2022)	51,806,355	-	51,806,355
Total exploration and evaluation assets	63,115,076	-	63,115,076

	Tuligtic	Other Property	Total
Exploration and evaluation assets	$	$	$
Acquisition costs:
Opening balance - (December 31, 2020)	10,319,510	1	10,319,511
Additions	892,246	-	892,246
Closing balance - (December 31, 2021)	11,211,756	1	11,211,757
Deferred exploration costs:
Opening balance - (December 31, 2020)	48,286,318	-	48,286,318
Costs incurred during the year
Drilling and related costs	178,070	-	178,070
Professional/technical fees	276,305	-	276,305
Claim maintenance/lease costs	159,942	-	159,942
Geochemical, metallurgy	22,639	-	22,639
Travel and accommodation	256,641	-	256,641
Geology, geophysics and exploration	299,960	-	299,960
Supplies and miscellaneous	196,508	-	196,508
Environmental and permit	741,436	-	741,436
Value-added tax (Note 4)	308,457		308,457
Refund - Value-added tax	(506,394)	-	(506,394)
Total deferred exploration costs during the year	1,933,564	-	1,933,564
Closing balance - (December 31, 2021)	50,219,882	-	50,219,882
Total exploration and evaluation assets	61,431,638	1	61,431,639

Title to exploration and evaluation assets involves certain inherent risks due to the difficulties of determining the validity of certain claims as well as the potential for problems arising from the frequently ambiguous conveyancing history characteristic of many mineral claims. The Company has investigated title to all of its exploration and evaluation assets and, to the best of its knowledge, title to all of its interests are in good standing.

The following is a description of the Company’s most significant property interests:

(a)	Tuligtic

In 2001, the Company acquired by staking a 100% interest in the Tuligtic property in Puebla, Mexico. The property contains the Ixtaca Zone.

In 2015, legal proceedings against the Mexican mining authorities regarding certain mining concessions held by the Company were initiated by the Ejido Tecoltemi. These mining concessions covered approximately 14,000 Ha, including the Company’s project in the Ixtaca Zone and certain endowed lands of the Ejido (the “Ejido Land”), which comprise approximately 330 Ha (the “Original Concessions”).

In 2015, Almaden commenced a process to voluntarily cancel approximately 7,000 Ha of its Original Concessions, including the area covering the Ejido Lands. Almaden divided the Original

Concessions into nine smaller concessions, which included two smaller mining concessions which overlapped the Ejido Lands (the “Overlapping Concessions”) and then voluntarily cancelled the Overlapping Concessions. The applicable Mexican mining authorities issued the New Concessions and accepted the abandonment of the Overlapping Concessions in May and June of 2017 after the issuance of a Court Order.

In 2017, the Ejido Tecoltemi filed a legal complaint about the court order leading to the New Concessions. On February 1, 2018, the court reviewing the complaint ruled the Ejido’s complaint was founded, and sent the ruling to the court hearing the Amparo. On December 21, 2018, the General Directorate of Mines issued a resolution that the New Concessions are left without effect, and the Original Concessions are in full force and effect. On February 13, 2019, the General Directorate of Mines delivered, to the court hearing the Amparo, mining certificates stating that the Original Concessions are valid, and the New Concessions are cancelled. On December 16, 2019 the General Directorate of Mines issued mineral title certificates directly to Almaden that the Original Concessions are active and owned by Minera Gorrión and the New Concessions are left without effect. Currently, applicable Mexican mining authority records show the Original Concessions as Almaden’s sole mineral claims to the Ixtaca Project.

On January 21, 2020, Almaden filed an administrative challenge against the Mexican mining authorities’ issuance of the December 2019 Certificates. Almaden’s appeals to this change in mineral tenure are based on Mexican legal advice that the New Concessions remain in full force and effect. Almaden continues to file taxes and assessment reports on the New Concessions, which have been accepted by the Mexican mining authorities, and Almaden has not received any notifications from the Mexican mining authorities regarding unpaid taxes on the Original Concessions.

(b)	Other Property

On May 26, 2022, the Company transferred the 40% carried interest in the Logan property located in the Yukon Territory, Canada to Almadex Minerals Ltd. (“Almadex”) for a consideration of $1 equal to its carrying value. No gain or loss was recognized in the Statement of Loss and Comprehensive Loss.

(c)	Other

Expenditures incurred by the Company in Mexico are subject to Mexican Value added tax (“VAT”). The VAT is included in exploration and evaluation assets as incurred. Under Mexican law, VAT paid can be used in the future to offset amounts resulting from VAT charged on sales. Under certain circumstances and subject to approval from tax authorities, A Company can also apply for an early refund of VAT prior to generating sales. During 2022, the Company received a VAT recovery of $396,209 (December 2021 - $506,394) and other income of $139,313 (December - $446,184) related to a VAT refund from prior years which is recorded in interest and other income.